Related Party Transactions - Schedule of Related Parties (Details) - Shanghai Diyi [Member] ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Related Parties [Line Items]
Related parties - Nature	Equity investee of the Company	Equity investee of the Company
Amount due from related parties - Nature	Accounts receivable	Accounts receivable
Amount due from related parties	¥ 254			$ 37	¥ 321
Net Revenues — Related Party	2,080	$ 307	¥ 231
Cost of revenues — Related Party	¥ 44	$ 6	¥ 185